Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of exchange rates

The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:-

	2020	2019
Balance sheet items, except for equity accounts	RMB1=$0.1412 HK$1=$0.1290	RMB1=$0.1490 HK$1=$0.1274
Items in statements of income and cash flows	RMB1=$0.1436 HK$1=$0.1279	RMB1=$0.1490 HK$1=$0.1281

Schedule of estimated useful lives	The estimated useful lives are as follows:
Useful Life
Office equipment, fixtures and furniture	3-5 years
Computer equipment	3-5 years